Non-trading Securities (Tables)	12 Months Ended
Mar. 31, 2012
Available-for-sale Securities [Abstract]
Non-trading Securities Reconciliation
	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government, state, municipal and government agency securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

Residual Contractual Maturity Of Non-trading Debt Securities

	Millions of yen
	March 31, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥187,773	¥16,241	¥37,200	¥90,423	¥43,909

Fair Value And Unrealized Losses Of Non-trading Securities
	Millions of yen
	March 31, 2012
	Less than 12 months
	Fair value	Gross unrealized losses
Government, state, municipal and government agency securities	¥14,954	¥164
Other debt securities	5,920	182
Equities	21,049	2,069

Total	¥41,923	¥2,415